Secondary Mortgage Market Activities (Tables)	12 Months Ended
Dec. 31, 2013
Transfers and Servicing of Financial Assets [Abstract]
Schedule of principal balances of mortgage loans serviced for others
Mortgage loans serviced for others are not included in the accompanying consolidated statements of condition.  The principal balances of these loans at December 31 are as follows:

	2013	2012
Mortgage loan portfolios serviced for:
Freddie Mac	$87,060,823	$97,808,232
Federal Home Loan Bank	$20,700,145	$22,811,156

Schedule of activity for mortgage servicing rights and the related valuation allowance
Activity for mortgage servicing rights and the related valuation allowance is as follows:

	2013	2012	2011

Balance at beginning of year	$486,898	$522,346	$535,205
Additions	85,555	141,516	149,831
Disposals	—	—	—
Amortized to expense	(161,593)	(176,964)	(162,690)
Balance at end of year	$410,860	$486,898	$522,346
Valuation allowance	$—	$—	$—

Schedule of estimated amortization expense of mortgage servicing rights	The weighted average amortization period is eight years. Estimated amortization expense for each of the next five years is:

2014	119,257
2015	85,818
2016	61,171
2017	43,920
2018	31,245